Income Tax - Summary of Current Income Tax Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Income Tax Asset Disclosed In The Statement Of Financial Position [Abstract]
Advances (subsidiaries)	$ 160,343	$ 120,536
TOTAL	$ 160,343	$ 120,536